Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Eagle MLP Total Return Fund | Eagle MLP Total Return Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[1],[2]
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Eagle MLP Total Return Fund | Eagle MLP Total Return Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[1],[2]
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Eagle MLP Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [_] of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests primarily in securities of master limited partnerships ("MLPs"), MLP-related securities, debt and equity securities of energy and energy infrastructure companies and swap contracts linked to one or more exchange-traded notes with payments linked to MLPs or master limited partnership indices.  The Fund defines MLP-related securities as exchange-traded notes ("ETNs") and structured notes that derive their returns from a master limited partnership index.  MLPs, energy and energy infrastructure companies are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products.  The Fund considers a company to be in the energy or energy infrastructure sector if at least 50% of the company’s assets, revenues or profits are utilized in or derived from the preceding activities.  The Fund invests without restriction as to issuer capitalization or country.  However, the Fund does not expect to have significant investments in emerging markets.  The Fund invests in notes of any maturity or credit quality.  Debt securities rated below BBB- by Standard & Poor’s Ratings Group or another nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined to be of similar credit quality are known as "junk bonds."  The Fund invests in swaps of any maturity with counterparties that are rated BBB- or higher by an NRSRO, or, if unrated, determined to be of similar credit quality.  The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty.  In seeking total return, the Fund seeks both income and capital appreciation.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

As co-adviser, Eagle Global Advisors, LLC ("Eagle"), is responsible for security selection and trade execution.  As co-adviser, Princeton Fund Advisors, LLC ("Princeton"), is responsible for regulatory oversight of the Fund, oversight of the investment portfolio and selection of swaps.

Princeton Oversight Process

Princeton’s investment oversight process combines risk management, due diligence and portfolio monitoring.  Princeton monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives.  The Fund’s investment portfolio may be rebalanced as a result of Princeton’s monitoring policies if the Fund is in violation of its investment objectives, polices or restrictions.  Princeton has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio.  Princeton selects swap counterparties it believes to be credit worthy, including those rated BBB- or higher, or determined by Princeton to be of similar quality.  A summary of Princeton’s process is as follows:

  Working with Eagle to set the Fund’s overall investment objectives

  Monitoring the performance of the investment portfolio, including compliance with the investment objectives, policies, and restrictions of the Fund

  Implementing procedures to ensure that the investment portfolio complies with the Fund’s investment objectives, polices and restrictions

  Conducting initial and ongoing credit quality monitoring of swap counterparties

Princeton monitors the investment portfolio to assure that investments made are consistent with the Fund’s strategy and regulatory restrictions.  Princeton terminates a swap when it believes an issuer’s financial condition is deteriorating, or if a more attractive investment is available.

Eagle’s Investment Process

Eagle utilizes a two-step proprietary process that involves constructing an investment model that seeks to provide investors with an attractive total rate of return from both income and capital appreciation.  First, in constructing the model, Eagle considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the MLPs, energy and energy infrastructure companies.  Second, Eagle uses the model as the basis for constructing and maintaining the portion of the Fund’s portfolio that is invested in MLPs, energy and energy infrastructure companies.  MLP investments selected for the Fund’s portfolio will be further evaluated based on the Fund’s potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of related MLP investments.  Eagle believes that the appropriate way to build and preserve wealth through investing in MLPs is to focus on partnerships that have strong, stable and sustainable business models.  The dependability of the cash distribution is extremely important in analyzing and valuing MLP investments.  Eagle’s investment methodology favors companies with limited or no commodity price exposure, strong balance sheets and proven management commitment that are attractively valued based on current and prospective distributions.  Additionally, Eagle selects debt securities, ETNs and structured notes of issuers that it believes to be credit worthy.

In selecting MLPs, energy and energy infrastructure debt and equity securities, Eagle focuses on both income generation and on potential capital appreciation.  Eagle sells a security when a price target is reached, or if it believes an issuer’s financial condition is deteriorating, or if a more attractive investment is available.

Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders.  The level of distributions (including any return of capital) is not fixed but is expected to be in a range equivalent to 4% to 7% of the Fund’s current net asset value per share, expressed as an annual rate.  Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits.  However, all or a portion of a distribution may consist of a return of capital.  Shareholders should not assume that the source of a distribution from the Fund is net profit.  For more information about the Fund’s distribution policy, please turn to "Distribution Policy and Goals" on page [_] of the Fund’s Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund’s net asset value and performance.

  Credit Risk:  There is a risk that note issuers or swap counterparties will not make payments due the Fund, resulting in losses to the Fund.  In addition, the credit quality rating of securities held by the Fund or swap counterparties may be lowered if an entity’s financial condition changes.

  Distribution Policy Risk:  The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits.  However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment).  Shareholders should not assume that the source of a distribution from the Fund is net profit.  Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

  Energy and Energy Infrastructure Related Risk:  The Fund focuses its investments in the energy and energy infrastructure sector, through debt, equity and MLP securities.  Because of its focus in this sector, the performance of the Fund is tied closely to and affected by developments in the energy and energy infrastructure sectors, such as the possibility that government regulation will negatively impact companies in these sectors.  Energy and energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

    Fluctuations in commodity prices;

    Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

    New construction risk and acquisition risk which can limit potential growth;

    A sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

    Depletion of the natural gas reserves or other commodities if not replaced;

    Changes in the regulatory environment;

    Extreme weather;

    Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

    Threats of attack by terrorists.

  ETN Risk:  ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETN is subject to specific risks, depending on the nature of the ETN.  ETNs are subject to default risks.

  Foreign Investment Risk:  Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  These risks are more pronounced in emerging market countries.

  Interest Rate Risk:  Typically, a rise in interest rates can cause a decline in the value of debt securities and MLPs owned by the Fund.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Junk Bond Risk:  Lower-quality bonds, known as junk bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds.  Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  Eagle’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, Princeton’s judgments about the potential performance of the Fund’s investment portfolio, within the Fund’s investment policies and risk parameters, may prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  MLP Risk:  Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right.  MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

    MLP Tax Risk.  MLPs, typically, do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.  The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP.  Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Small and Medium Capitalization Company Risk:  The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Structured Note Risk:  MLP-related structured notes involve tracking risk, issuer default risk and may involve leverage risk.

  Swaps Risk.  The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting [www.________.com] or by calling 1-888-868-9501.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in securities of master limited partnerships ("MLPs"), MLP-related securities, debt and equity securities of energy and energy infrastructure companies and swap contracts linked to one or more exchange-traded notes with payments linked to MLPs or master limited partnership indices.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC have contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until [____ _], 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed [1.65]% and [1.40]% of average daily net assets attributable to Class A and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC and to Eagle Global Advisors, LLC.